Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash From (used In): Operating Activities
Net Income (loss)	$ (6,733,076)	$ (3,123,799)	$ (6,028,228)
Items Not Affecting Cash:
Stock Based Compensation Expense (note 17)	215,284	287,900	168,416
Amortization	1,768,727	1,776,484	1,780,806
Accretion Expense (recovery) (note 13)	2,237	(404)	2,069
Non-cash Lease Costs	(8,225)	(11,736)	(11,736)
Change In Carry Amount Of Right Of Use Assets & Lease Liabilities	40,065	24,508	21,470
Unrealized Foreign Exchange (gain) Loss	13,956	157	35,143
Loss on disposal of assets and lease modifications	11,921	0	0
Change In Non-cash Working Capital Balances (note 20)	1,755,107	13,717	625,768
Aro Liabilities Settled (note 13)	0	0	(809)
Total Non-cash Items	3,799,072	2,090,626	2,621,127
Net Cash From (used In) Operating Activities	(2,934,004)	(1,033,173)	(3,407,101)
Financing Activities
Proceeds from the Employee Share Purchase plan (Note 17)	49,738	69,259	7,592
Proceeds From Long-term Debt (note 11)	64,815	1,000,000	0
Net proceeds from Rights Offering (Note 15)	216,062	0	0
Net proceeds from Private Placement (Note 15)	(216,182)	0	0
Share issuance costs for Geothermal Right (Note 15)	0	42,697	0
Repayment of financial liability and lease obligation (Note 12)	(27,950)	(151,134)	(181,208)
Net Cash From (used In) Financing Activities	389,217	875,428	(173,616)
Investing Activities
Acquisition Of Intellectual Property (note 9)	0	(65,310)	0
Proceeds From (used In) Short-term Investments	550,000	(208,739)	3,436,691
Net Cash From (used In) Investing Activities	550,000	(274,049)	3,436,691
Effect Of Foreign Exchange Rate Changes On Cash And Cash Equivalents	369	(497)	(24,073)
Net Increase (decrease) In Cash And Cash Equivalents	(1,994,418)	(432,291)	(168,099)
Cash And Cash Equivalents, Beginning Of The Year	2,257,855	2,690,146	2,858,245
Cash And Cash Equivalents, End Of The Year	263,437	2,257,855	2,690,146
Supplemental Information
Cash Interest Paid (received)	35,779	14,284	(21,422)
Cash Taxes Paid	$ 0	$ 0	$ 0